Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Concentration of Credit Risk	Concentration of Credit Risk
Included in the Master Trust’s investments is a fixed income fund in which the Master Trust directly owns the underlying investments. The fixed income fund invests primarily in a mix of medium-term investment contracts issued by insurance companies and banks with high credit ratings, as well as in professionally managed portfolios of high-grade, short- and medium-term fixed income securities. Although the fixed income fund contains a diversified portfolio, its performance is dependent upon the ability of the underlying parties to honor their obligations. The Master Trust has entered into wrap contracts under investment management agreements for a portion of the fixed income fund with insurance companies or financial institutions. Although it may be exposed to losses in the event of nonpayment by insurance companies or financial institutions, the Plan does not currently anticipate any such losses.